Commitments and Contingent Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Commitments for Noncancelable Leases [Table Text Block]

	Capital leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2018	¥5,012	¥94,113
2019	3,919	74,835
2020	2,777	64,418
2021	2,348	60,037
2022	1,473	54,928
2023 and thereafter	3,894	335,745

Total minimum lease payments	¥19,423	¥684,076

Amount representing interest	(2,750)

Present value of minimum lease payments	¥16,673